UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

May 31, 2009
unaudited

Common stocks — 85.76%	Shares	Value (000)

INFORMATION TECHNOLOGY — 24.42%
Google Inc., Class A1	10,817,900	$4,513,552
Oracle Corp.	171,939,376	3,368,292
Microsoft Corp.	147,545,100	3,082,217
Apple Inc.[1]	22,680,000	3,080,171
Cisco Systems, Inc.[1]	114,495,000	2,118,158
Yahoo! Inc.[1,2]	90,621,100	1,435,438
SAP AG3	22,964,600	987,166
SAP AG (ADR)	5,940,000	257,499
Corning Inc.[2]	77,858,846	1,144,525
EMC Corp.[1]	68,500,000	804,875
Applied Materials, Inc.	66,640,000	750,366
International Business Machines Corp.	6,660,000	707,825
Hewlett-Packard Co.	19,720,000	677,382
QUALCOMM Inc.	13,175,194	574,307
MasterCard Inc., Class A	3,250,000	573,072
Intuit Inc.[1,2]	20,800,000	566,176
Intel Corp.	35,520,000	558,374
Paychex, Inc.[2]	20,241,400	554,007
Linear Technology Corp.[2]	19,850,000	464,689
Visa Inc., Class A	6,657,800	450,800
Taiwan Semiconductor Manufacturing Co. Ltd.[3]	200,604,803	376,199
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,605,832	72,268
Texas Instruments Inc.	22,399,000	434,541
Automatic Data Processing, Inc.	11,060,000	420,391
Juniper Networks, Inc.[1]	16,165,700	399,778
Accenture Ltd, Class A	12,650,000	378,614
Xilinx, Inc.[2]	17,400,000	360,876
KLA-Tencor Corp.[2]	12,940,000	349,380
Autodesk, Inc.[1,2]	12,007,300	257,677
Nokia Corp. (ADR)	13,089,474	200,269
Nokia Corp.[3]	2,500,000	38,234
Samsung Electronics Co., Ltd.[3]	446,622	199,952
ASML Holding NV (New York registered)	6,977,778	144,440
ASML Holding NV3	2,440,000	50,264
Kyocera Corp.[3]	2,300,000	181,791
Flextronics International Ltd.[1]	36,705,464	145,354
Canon, Inc.[3]	3,930,000	130,163
Analog Devices, Inc.	5,000,000	122,050
Trimble Navigation Ltd.[1,2]	6,047,200	115,985
Hirose Electric Co., Ltd.[3]	1,040,000	115,726
Tyco Electronics Ltd.	6,363,000	110,525
Motorola, Inc.	17,725,000	107,413
Microchip Technology Inc.	3,818,000	82,354
Fidelity National Information Services, Inc.	4,100,000	78,966
Lam Research Corp.[1]	3,000,000	78,570
Konica Minolta Holdings, Inc.[3]	6,592,000	69,124
Maxim Integrated Products, Inc.	4,200,000	68,166
Metavante Technologies, Inc.[1]	2,466,666	63,270
Quanta Computer Inc.[3]	36,000,256	59,095
Affiliated Computer Services, Inc., Class A1	1,004,162	45,127
Micron Technology, Inc.[1]	8,600,000	43,516
Comverse Technology, Inc.[1]	6,000,000	42,600
Murata Manufacturing Co., Ltd.[3]	757,100	32,308
HTC Corp.[3]	1,300,000	20,915
Advanced Micro Devices, Inc.[1]	3,800,000	17,252
Western Union Co.	890,000	15,691
MEMC Electronic Materials, Inc.[1]	400,000	7,716
ProAct Holdings, LLC[1,3,4]	6,500,000	—
		32,105,451

HEALTH CARE — 10.20%
Roche Holding AG3	10,305,000	1,405,051
Medtronic, Inc.	36,708,600	1,260,940
Teva Pharmaceutical Industries Ltd. (ADR)	25,489,307	1,181,684
Gilead Sciences, Inc.[1]	20,920,000	901,652
Eli Lilly and Co.	21,220,000	733,575
Merck & Co., Inc.	26,500,000	730,870
Celgene Corp.[1]	13,800,000	582,912
Schering-Plough Corp.	21,987,500	536,495
Stryker Corp.	12,234,000	470,275
Amgen Inc.[1]	9,176,400	458,269
Boston Scientific Corp.[1]	47,092,131	442,666
St. Jude Medical, Inc.[1]	9,475,000	369,715
Abbott Laboratories	7,500,000	337,950
Aetna Inc.	11,820,000	316,540
Vertex Pharmaceuticals Inc.[1,2]	10,328,000	307,878
UnitedHealth Group Inc.	11,506,000	306,060
Intuitive Surgical, Inc.[1]	1,841,630	275,655
Hospira, Inc.[1]	7,750,000	267,375
Baxter International Inc.	4,925,000	252,111
Allergan, Inc.	5,640,000	248,893
Novo Nordisk A/S, Class B3	4,527,400	235,434
McKesson Corp.	5,500,000	226,325
AstraZeneca PLC (Sweden)[3]	4,778,000	201,265
C. R. Bard, Inc.	2,785,194	199,114
Johnson & Johnson	3,050,000	168,238
Wyeth	3,000,000	134,580
Covance Inc.[1]	3,150,000	132,363
Millipore Corp.[1]	1,771,599	111,416
Biogen Idec Inc.[1]	2,000,000	103,580
ResMed Inc[1]	2,640,500	97,883
Cardinal Health, Inc.	2,500,000	89,375
Thermo Fisher Scientific Inc.[1]	1,900,000	73,929
Pharmaceutical Product Development, Inc.	2,880,000	57,686
Covidien Ltd.	1,565,475	55,919
Zimmer Holdings, Inc.[1]	1,220,000	54,351
Abraxis BioScience, Inc.[1]	550,000	28,226
Waters Corp.[1]	600,000	25,992
Becton, Dickinson and Co.	252,600	17,096
Affymetrix, Inc.[1]	2,000,000	9,620
Endo Pharmaceuticals Holdings Inc.[1]	175,200	2,791
		13,411,749

CONSUMER DISCRETIONARY — 9.07%
Target Corp.	29,145,602	1,145,422
Time Warner Inc.	47,969,200	1,123,439
McDonald’s Corp.	17,738,000	1,046,365
Lowe’s Companies, Inc.	44,823,700	852,099
News Corp., Class A	86,000,800	841,088
Comcast Corp., Class A	43,725,000	602,093
Comcast Corp., Class A, special nonvoting shares	6,000,000	78,000
Johnson Controls, Inc.[2]	32,042,800	638,613
Amazon.com, Inc.[1]	7,255,000	565,817
Carnival Corp., units	20,496,786	521,438
NIKE, Inc., Class B	8,798,900	501,977
Time Warner Cable Inc.[1]	15,672,120	482,545
Best Buy Co., Inc.	13,556,875	475,846
YUM! Brands, Inc.	11,806,000	408,842
Las Vegas Sands Corp.[1,2]	36,717,500	363,870
Starbucks Corp.[1]	14,000,000	201,460
Bed Bath & Beyond Inc.[1]	7,000,000	196,770
Li & Fung Ltd.[3]	65,492,000	176,220
Shaw Communications Inc., Class B, nonvoting	10,000,000	173,900
Toyota Motor Corp.[3]	3,850,000	153,859
Toyota Motor Corp. (ADR)	220,000	17,633
International Game Technology	9,207,000	159,834
Magna International Inc., Class A	4,535,000	147,070
NVR, Inc.[1]	285,000	141,046
DreamWorks Animation SKG, Inc., Class A1	3,900,000	108,654
Nikon Corp.[3]	6,856,000	103,043
Wynn Resorts, Ltd.[1]	2,583,500	95,744
TJX Companies, Inc.	3,000,000	88,530
CarMax, Inc.[1]	7,314,600	81,997
Harman International Industries, Inc.[2]	4,078,900	76,031
Chipotle Mexican Grill, Inc., Class B1	553,000	37,726
Chipotle Mexican Grill, Inc., Class A1	351,500	27,835
Brinker International, Inc.	3,500,000	62,650
MGM Mirage, Inc.[1]	7,200,000	53,712
Harley-Davidson, Inc.	3,109,500	52,768
SEGA SAMMY HOLDINGS INC.[3]	4,700,000	52,224
Kohl’s Corp.[1]	900,000	38,223
D.R. Horton, Inc.	3,580,000	32,972
		11,927,355

ENERGY — 8.68%
Schlumberger Ltd.	23,864,440	1,365,762
Suncor Energy Inc.	32,840,254	1,149,048
Occidental Petroleum Corp.	11,830,000	793,911
Devon Energy Corp.	9,554,600	604,233
Halliburton Co.	25,935,000	594,689
Baker Hughes Inc.	14,116,178	551,378
Petro-Canada	10,757,900	467,435
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	10,430,200	459,242
CONSOL Energy Inc.[2,4]	7,400,000	304,584
CONSOL Energy Inc.[2]	3,456,400	142,265
Noble Energy, Inc.	6,859,000	407,973
Chevron Corp.	5,350,000	356,684
Cameco Corp. (CAD denominated)	7,616,800	209,093
Cameco Corp.	5,257,000	145,093
Diamond Offshore Drilling, Inc.	4,200,000	353,976
Canadian Natural Resources, Ltd.	5,785,000	342,433
Smith International, Inc.	9,437,098	275,469
Murphy Oil Corp.	4,318,000	254,805
Nexen Inc.	10,069,766	246,402
BJ Services Co.[2]	14,705,000	229,986
Imperial Oil Ltd.	5,522,754	224,204
EOG Resources, Inc.	2,974,659	217,715
Tenaris SA (ADR)	6,270,000	191,674
BG Group PLC[3]	10,300,000	188,515
Transocean Ltd.[1]	2,186,041	173,746
OAO LUKOIL (ADR)[3]	3,000,000	162,297
Apache Corp.	1,860,000	156,724
OAO Gazprom (ADR)[3]	5,736,200	134,743
Exxon Mobil Corp.	1,900,000	131,765
Pioneer Natural Resources Co.	3,805,000	106,997
ConocoPhillips	2,142,100	98,194
Peabody Energy Corp.	2,830,000	96,163
Arch Coal, Inc.	5,089,568	94,310
Saipem SpA, Class S3	3,200,000	81,598
Hess Corp.	1,080,000	71,917
Patriot Coal Corp.[1]	3,316,000	30,043
		11,415,066

FINANCIALS — 8.07%
JPMorgan Chase & Co.	42,045,000	1,551,461
Berkshire Hathaway Inc., Class A1	14,321	1,311,804
Wells Fargo & Co.	49,804,000	1,270,002
Bank of America Corp.	108,044,467	1,217,661
Bank of New York Mellon Corp.	30,653,100	851,543
Deutsche Bank AG3	9,410,000	632,122
Banco Bradesco SA, preferred nominative (ADR)	34,767,792	530,904
PNC Financial Services Group, Inc.	10,296,602	469,010
Aon Corp.	9,241,800	332,705
Sberbank (Savings Bank of the Russian Federation) (GDR)[3]	1,300,000	319,620
American Express Co.	9,750,000	242,288
Housing Development Finance Corp. Ltd.[3]	4,835,000	224,006
Citigroup Inc.	55,000,000	204,600
State Street Corp.	4,042,700	187,783
People’s United Financial, Inc.	10,960,000	173,168
T. Rowe Price Group, Inc.	4,000,000	162,280
Marsh & McLennan Companies, Inc.	7,500,000	141,900
Banco Santander, SA3	12,675,000	136,451
Franklin Resources, Inc.	2,000,000	133,700
New York Community Bancorp, Inc.	10,000,000	110,600
Onex Corp.	5,200,000	101,079
AMP Ltd.[3]	21,000,000	82,042
Capital One Financial Corp.	2,200,000	53,768
Marshall & Ilsley Corp.	7,399,998	48,692
AXIS Capital Holdings Ltd.	2,000,000	47,760
Willis Group Holdings Ltd.	1,210,000	32,222
Zions Bancorporation	1,800,000	24,624
Discover Financial Services	910,000	8,700
Washington Mutual, Inc.[4]	14,412,698	1,441
Washington Mutual, Inc.[3,4]	10,158,730	863
		10,604,799

INDUSTRIALS — 6.81%
United Parcel Service, Inc., Class B	21,388,500	1,093,808
Boeing Co.	17,492,598	784,543
Burlington Northern Santa Fe Corp.	10,551,600	764,358
First Solar, Inc.[1]	3,829,500	727,605
General Dynamics Corp.	11,791,400	670,931
Precision Castparts Corp.	6,915,000	570,972
FedEx Corp.	8,530,000	472,818
Union Pacific Corp.	9,380,200	462,162
United Technologies Corp.	8,375,000	440,609
Lockheed Martin Corp.	5,130,000	429,022
CSX Corp.	8,902,500	282,743
Iron Mountain Inc.[1]	10,040,000	273,590
General Electric Co.	17,920,000	241,562
Southwest Airlines Co.	33,889,000	228,412
Raytheon Co.	4,700,000	209,855
Flowserve Corp.[2]	2,850,000	209,674
Tyco International Ltd.	6,363,000	175,682
Northrop Grumman Corp.	3,182,000	151,527
Norfolk Southern Corp.	4,000,000	148,800
Caterpillar Inc.	4,000,000	141,840
Roper Industries, Inc.	3,000,000	128,940
KBR, Inc.	6,575,289	121,117
Joy Global Inc.	2,238,600	77,164
Avery Dennison Corp.	1,598,000	44,041
Robert Half International Inc.	1,586,010	33,925
Continental Airlines, Inc., Class B1	3,400,000	31,688
AMR Corp.[1]	3,500,000	15,575
Monster Worldwide, Inc.[1]	1,114,500	13,017
		8,945,980

MATERIALS — 6.39%
Barrick Gold Corp.	35,000,000	1,332,800
Syngenta AG3	4,565,000	1,110,390
Newmont Mining Corp.	17,648,000	862,458
Potash Corp. of Saskatchewan Inc.	6,273,100	726,676
Freeport-McMoRan Copper & Gold Inc.	13,222,600	719,706
Monsanto Co.	6,639,400	545,427
Xstrata PLC[3]	46,500,000	529,585
Rio Tinto PLC[3]	11,172,960	505,528
CRH PLC[3]	15,565,307	368,111
Praxair, Inc.	4,435,000	324,642
Cia. Vale do Rio Doce, ordinary nominative (ADR)	16,000,000	306,400
Sigma-Aldrich Corp.[2]	6,155,000	298,271
BHP Billiton Ltd.[3]	10,215,000	286,552
Nucor Corp.	3,893,000	170,942
United States Steel Corp.	3,503,200	119,389
Cliffs Natural Resources Inc.	4,000,000	109,000
AK Steel Holding Corp.	1,940,881	27,754
Kuraray Co., Ltd.[3]	2,290,000	22,954
Sealed Air Corp.	1,067,000	21,351
Mosaic Co.	306,100	16,744
		8,404,680

CONSUMER STAPLES — 5.41%
Philip Morris International Inc.	40,246,700	1,716,119
Coca-Cola Co.	25,278,800	1,242,706
Wal-Mart Stores, Inc.	14,095,000	701,085
Colgate-Palmolive Co.	9,638,300	635,646
Avon Products, Inc.[2]	21,875,000	581,000
PepsiCo, Inc.	8,299,900	432,010
Altria Group, Inc.	16,336,700	279,194
Molson Coors Brewing Co., Class B	5,373,000	236,358
Kerry Group PLC, Class A2,3	8,965,824	213,084
Walgreen Co.	5,950,000	177,251
Clorox Co.	2,750,000	144,210
SYSCO Corp.	4,450,000	106,622
Diageo PLC[3]	7,750,000	105,659
L’Oréal SA3	1,300,000	102,629
Safeway Inc.	5,000,000	101,300
Groupe Danone SA3	1,867,415	92,910
Shoppers Drug Mart Corp.	2,035,000	82,576
General Mills, Inc.	1,235,000	63,207
Archer Daniels Midland Co.	2,000,000	55,040
Whole Foods Market, Inc.	2,399,600	45,280
		7,113,886

TELECOMMUNICATION SERVICES — 1.23%
América Móvil, SAB de CV, Series L (ADR)	16,834,028	645,248
Qwest Communications International Inc.[2]	96,418,000	420,383
SOFTBANK CORP.[3]	13,700,000	249,753
Sprint Nextel Corp., Series 1[1]	44,695,000	230,179
Telephone and Data Systems, Inc., special common shares	2,303,100	67,204
Embarq Corp.	85,000	3,572
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		1,616,339

UTILITIES — 0.63%
Edison International	9,750,000	285,090
NRG Energy, Inc.[1]	9,300,000	209,250
Questar Corp.	3,450,000	116,921
Reliant Energy, Inc.[1]	17,302,000	94,815
American Water Works Co., Inc.	4,300,000	74,304
Dynegy Inc., Class A1	21,020,000	42,250
		822,630

MISCELLANEOUS — 4.85%
Other common stocks in initial period of acquisition		6,378,680

Total common stocks (cost: $115,232,465,000)		112,746,615

		Value
Preferred stocks — 0.03%	Shares	(000)

FINANCIALS — 0.03%
Wachovia Capital Trust III 5.80%[5]	58,209,000	$35,520

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	449

Total preferred stocks (cost: $52,043,000)		35,969

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,3,4]	2,857,142	—

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		32

Total rights & warrants (cost: $10,986,000)		32

Convertible securities — 0.38%

FINANCIALS — 0.35%
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[3]	3,750,000	193,154
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred[3]	5,140,000	264,749
		457,903

CONSUMER DISCRETIONARY — 0.01%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units[1,2]	99,040	9,889

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		27,393

Total convertible securities (cost: $482,438,000)		495,185

	Principal amount
Bonds & notes — 0.18%	(000)

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
International Bank for Reconstruction and Development 0.989% 2010[5]	$85,000	85,151

FINANCIALS — 0.05%
Wells Fargo & Co. 7.98% (undated)[5]	88,028	68,761

TELECOMMUNICATION SERVICES — 0.04%
Nextel Communications, Inc., Series F, 5.95% 2014	34,825	27,686
Nextel Communications, Inc., Series D, 7.375% 2015	26,275	20,955
		48,641

CONSUMER DISCRETIONARY — 0.02%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	20,700	17,828
MGM MIRAGE 13.00% 2013[6]	4,125	4,527
Delphi Automotive Systems Corp. 6.55% 2006[7]	58,190	873
Delphi Automotive Systems Corp. 6.50% 2009[7]	20,000	300
Delphi Corp. 6.50% 2013[7]	53,500	669
Delphi Automotive Systems Corp. 7.125% 2029[7]	22,000	330
		24,527

CONSUMER STAPLES — 0.01%
H.J. Heinz Co. 15.59% 2011[5,6]	5,900	7,542

Total bonds & notes (cost: $340,037,000)		234,622

Short-term securities — 13.59%

Freddie Mac 0.20%–1.25% due 6/1/2009–2/4/2010	4,939,047	4,935,953
U.S. Treasury Bills 0.185%–1.73% due 6/4–12/17/2009	4,624,700	4,622,638
Federal Home Loan Bank 0.16%–1.12% due 6/2/2009–2/10/2010	4,535,829	4,532,914
Federal Home Loan Bank 0.93% due 12/22/2009[5]	50,000	49,937
Fannie Mae 0.17%–1.25% due 6/3/2009–4/6/2010	2,178,954	2,177,276
Pfizer Inc 0.20%–0.22% due 7/9–8/5/2009[6]	195,000	194,956
Abbott Laboratories 0.20%–0.22% due 6/17–7/27/2009[6]	164,400	164,365
Park Avenue Receivables Co., LLC 0.40% due 6/3–6/10/2009[6]	150,000	149,988
Johnson & Johnson 0.20% due 8/18–8/19/2009[6]	150,000	149,942
Merck & Co. Inc. 0.20%–0.35% due 6/26–7/22/2009	149,380	149,346
General Electric Capital Corp., FDIC insured, 0.32%–0.45% due 6/24–9/22/2009	125,000	124,952
Wal-Mart Stores Inc. 0.55%–0.75% due 9/18–9/21/2009[6]	98,000	97,935
Federal Farm Credit Banks 0.70%–0.93% due 12/22/2009–2/25/2010	95,000	94,718
Private Export Funding Corp. 0.36%–0.50% due 6/23–7/9/2009[6]	85,000	84,971
NetJets Inc. 0.20%–0.22% due 6/29–7/2/2009[6]	80,000	79,953
International Bank for Reconstruction and Development 1.30% due 12/4/2009	56,000	55,886
Chevron Corp. 0.22% due 7/8/2009	50,000	49,988
Emerson Electric Co. 0.20% due 7/27/2009[6]	38,490	38,481
Procter & Gamble International Funding S.C.A. 0.21% due 6/15/2009[6]	36,200	36,196
Yale University 0.27% due 8/18/2009	31,000	30,962
United Parcel Service Inc. 0.32% due 6/1/2009[6]	30,000	30,000
Microsoft Corp. 0.15% due 6/22/2009[6]	17,100	17,099

Total short-term securities (cost: $17,861,678,000)		17,868,456

Total investment securities (cost: $133,979,647,000)		131,380,879
Other assets less liabilities		76,559

Net assets		$131,457,438

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the “Investments in affiliates” table below for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $12,210,533,000, which represented 9.29% of the net assets of the fund. This amount includes $11,410,750,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$304,584	.23%
Washington Mutual, Inc.	4/8/2008	120,028	1,441	—
Washington Mutual, Inc.	4/8/2008	84,023	863	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	10,949	—	—
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	449	—
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	—
ProAct Holdings, LLC	1/4/2005	162	—	—

Total restricted securities		$303,946	$307,337	.23%

5Coupon rate may change periodically.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,055,955,000, which represented .80% of the net assets of the fund.
7Scheduled interest and/or principal payment was not received.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended May 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 5/31/09 (000)

Yahoo! Inc.	76,694,100	13,927,000	—	90,621,100	$—	$1,435,438
Corning Inc.	40,873,000	50,270,146	13,284,300	77,858,846	11,278	1,144,525
Johnson Controls, Inc.	26,746,400	5,296,400	—	32,042,800	11,367	638,613
Johnson Controls, Inc. 11.50%
convertible preferred 2012, units	—	99,040	—	99,040	—	9,889
Avon Products, Inc.	18,575,000	3,988,617	688,617	21,875,000	12,871	581,000
Intuit Inc.	16,825,000	3,975,000	—	20,800,000	—	566,176
Paychex, Inc.	14,991,700	5,249,700	—	20,241,400	17,610	554,007
Linear Technology Corp.	19,850,000	—	—	19,850,000	12,903	464,689
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	2,220	304,584
CONSOL Energy Inc.	3,456,400	—	—	3,456,400	1,037	142,265
Qwest Communications
International Inc.	121,418,000	—	25,000,000	96,418,000	—	420,383
Las Vegas Sands Corp.	13,735,821	34,288,979	11,307,300	36,717,500	—	363,870
Xilinx, Inc.	17,400,000	—	—	17,400,000	7,308	360,876
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	5,823	349,380
Vertex Pharmaceuticals Inc.	1,500,000	8,828,000	—	10,328,000	—	307,878
Sigma-Aldrich Corp.	5,455,000	700,000	—	6,155,000	2,393	298,271
Autodesk, Inc.	10,950,000	5,100,000	4,042,700	12,007,300	—	257,677
BJ Services Co.	—	14,705,000	—	14,705,000	1,471	229,986
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	2,659	213,084
Flowserve Corp.	—	2,850,000	—	2,850,000	1,645	209,674
Trimble Navigation Ltd.	6,047,200	—	—	6,047,200	—	115,985
Harman International Industries, Inc.	4,078,900	—	—	4,078,900	102	76,031
Baker Hughes Inc.*	17,707,200	1,850,000	5,441,022	14,116,178	6,041	—
Best Buy Co., Inc.*	21,163,400	—	7,606,525	13,556,875	7,039	—
CarMax, Inc.*	11,286,717	51,783	4,023,900	7,314,600	—	—
EMC Corp.*	79,315,200	34,343,300	45,158,500	68,500,000	—	—
Garmin Ltd.*	10,810,000	—	10,810,000	—	3,826	—
International Game Technology*	15,207,000	—	6,000,000	9,207,000	3,644	—
Liberty Media Corp., Liberty Interactive,
Series A*	30,367,500	—	30,367,500	—	—	—
Lowe’s Companies, Inc.*	95,114,400	—	50,290,700	44,823,700	17,978	—
Lowe’s Companies, Inc.,
short-term securities*	$—	$44,800,000	$44,800,000	$—	126	—
Maxim Integrated Products, Inc.*	17,025,000	—	12,825,000	4,200,000	7,650	—
Millipore Corp.*	2,600,000	400,000	1,228,401	1,771,599	—	—
Mirant Corp.*	9,750,000	—	9,750,000	—	—	—
Smith International, Inc.*	12,937,098	—	3,500,000	9,437,098	4,237	—
Sovereign Bancorp, Inc.*	36,725,000	1,000,000	37,725,000	—	—	—
Suncor Energy Inc.*	51,404,720	3,585,686	22,150,152	32,840,254	5,443	—
Syngenta AG*	5,200,000	150,000	785,000	4,565,000	19,517	—
Target Corp.*	40,346,502	1,267,500	12,468,400	29,145,602	15,539	—
Target Corp., short-term securities*	$—	$25,000,000	$25,000,000	$—	89	—
United States Steel Corp.*	7,656,935	—	4,153,735	3,503,200	2,277	—
					$184,093	$9,044,281
*Unaffiliated issuer at 5/31/2009.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2009 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$101,004,357
Level 2 — Other significant observable inputs	30,375,210	*
Level 3 — Significant unobservable inputs	1,312
Total	$131,380,879

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $11,410,750,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended May 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 9/1/2008	$79,752
Net purchases and sales	339,472
Net unrealized depreciation	(243,531)
Net transfers out of Level 3	(174,381)
Ending value at 5/31/2009	$1,312

Net unrealized depreciation during the period on Level 3 investment securities held at 5/31/2009	$(34,726)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,955,942
Gross unrealized depreciation on investment securities	(18,026,996)
Net unrealized depreciation on investment securities	(3,071,054)
Cost of investment securities for federal income tax purposes	134,451,933

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-0709O-S21424

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2009